Accounts receivable, net (Schedule of Non-current Gross Accounts Receivable) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Accounts receivable, net [Abstract]
2015	$ 5,525	34,311
2016	5,474	33,999
2017	5,324	33,063
2018	4,181	25,964
2019 and thereafter	25,503	158,394
Total	$ 46,007	285,731